Stock-based Compensation (Details 1) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Outstanding at beginning	86,089	82,590	73,865
Granted	58,396	8,974	12,925
Exercised	(3,200)	(2,450)	(900)
Forfeited	(2,970)	(2,525)	(50)
Expired	(926)	(530)	(3,250)
Outstanding at ending	137,389	86,089	82,590
Exercisable at ending	83,354	72,165
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Outstanding at beginning	$ 31.40	$ 33.40	$ 32.2
Granted	25.80	30.60	92.40
Exercised	13.00	10.00	10.00
Forfeited			10.00
Expired			204.40
Outstanding at ending	28.00	31.40	$ 33.40
Exercisable at ending	$ 31.00	$ 31.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Life
Outstanding at beginning	4 years
Granted	4 years 10 months 25 days	3 years 8 months 12 days	3 years 8 months 12 days
Outstanding at ending	3 years 10 months 25 days	4 years 4 months 24 days	5 years
Exercisable at ending	2 years 9 months 18 days	3 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value
Outstanding at beginning			$ 9,662	[1]
Granted			34	[1]
Outstanding at ending
Exercisable at ending

[1]	The aggregate intrinsic value on the table was calculated based on the difference between the estimated fair value of the Company's stock and the exercise price of the underlying option. The estimated stock values used in the calculation was $0.59 and $0.72 per share for each of the years ended December 31, 2018 and 2017 respectively.